Other liabilities - Assumptions of valuation for long term benefits (Details) - Toscana Aeroporti S.p.a. $ in Thousands	Dec. 31, 2020 USD ($)
Annual discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Percentage of reasonably possible decrease in actuarial assumption	(0.50%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 6,704
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 7,392
Annual rate of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	0.25%
Percentage of reasonably possible decrease in actuarial assumption	(0.25%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 7,133
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 6,940
Annual turnover rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption	2.50%
Percentage of reasonably possible decrease in actuarial assumption	(2.50%)
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 6,877
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 7,104